Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Components Of Comprehensive Income [Abstract]
Net (loss) income	$ (54,495)	$ 31,044	$ 68,846
Other comprehensive income
Unrealized gains (losses) on translation of consolidated financial statements to U.S. dollar reporting currency	1,572	(303)	14,696
Unrealized gains (losses) on translation of foreign subsidiaries to Canadian dollar functional currency, net of income taxes of $96 ($981 and zero for the years ended March 31, 2012 and March 31, 2011, respectively)	473	1,415	(2,226)
Total other comprehensive income (loss)	2,045	1,112	12,470
Total comprehensive (loss) income	$ (52,450)	$ 32,156	$ 81,316